AM SAFE (Details) - USD ($)	Feb. 08, 2023	Oct. 02, 2022	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
AM SAFE liability			$ 0	$ 28,986,000
Shares issued in transaction (in shares)	196,222,737
Proceeds from Brookfield SAFE agreement		$ 50,000,000
Required equity funding for qualifying projects		50,000,000
Required equity funding for qualifying projects, remaining amount reduction		5,000,000
Brookfield SAFE liability			$ 25,150,000	50,000,000
Required equity funding		$ 500,000
AM SAFE Liability
Derivative [Line Items]
AM SAFE liability	$ 29,730,000			$ 28,986,000
Shares issued in transaction (in shares)	3,000,000
Stock repurchased (usd per share)	$ 9.91